SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS:

                                -----------------

                               INSTITUTIONAL CLASS

                          DWS Lifecycle Long Range Fund

The following information supplements similar information contained in "The Fund's Performance History" section of the prospectus:

Average Annual Total Returns (%) as of 12/31/2008


--------------------------------------------------------------------------------
                                          1 Year        5 Years      10 Years
--------------------------------------------------------------------------------
Institutional Class
--------------------------------------------------------------------------------
  Return before Taxes                     -32.65         -1.64          0.40
--------------------------------------------------------------------------------
  Return after Taxes on Distributions     -33.43         -3.30         -1.40
--------------------------------------------------------------------------------
  Return after Taxes on Distributions     -20.59*        -1.69*        -0.26*
  and Sale of Fund Shares
--------------------------------------------------------------------------------
Barclay's Capital U.S. Aggregate            5.24          4.65          5.63
Index (reflects no deductions for
fees, expenses or taxes)
--------------------------------------------------------------------------------
Russell 1000 Index (reflects no           -37.60         -2.04         -1.09
deductions for fees, expenses or
taxes)
--------------------------------------------------------------------------------
Blended Index (reflects no deductions     -25.12          1.17          2.61
for fees, expenses or taxes)
--------------------------------------------------------------------------------
Morgan Stanley Capital International      -43.38          1.66          0.80
Europe, Australasia and the Far East
(MSCI EAFE) Index (reflects no
deductions for fees, expenses or
taxes)
--------------------------------------------------------------------------------
Russell 2000 Index (reflects no           -33.79         -0.93          3.02
deductions for fees, expenses or
taxes)
--------------------------------------------------------------------------------
Credit Suisse High Yield Index            -26.17         -0.59          2.87
(reflects no deductions for fees,
expenses or taxes)
--------------------------------------------------------------------------------
Merrill Lynch 3-month US Treasury           2.06          3.25          3.45
Bill Index (reflects no deductions
for fees, expenses or taxes)
--------------------------------------------------------------------------------

May 1, 2009                                               [DWS INVESTMENTS LOGO]
DLLRF-3603                                                   Deutsche Bank Group

On April 1, 2009, the Barclays Capital U.S. Aggregate Index, Russell 1000 Index and the Blended Index replaced the Russell 1000 Index, Russell 2000 Index, MSCI EAFE Index; Barclays Capital U.S. Aggregate Index, Credit Suisse High Yield Index and Merrill Lynch 3-month US Treasury Bill Index as the fund's benchmark indices because the Advisor believes that they better reflect the fund's investment strategy.

* Return after Taxes on Distributions and Sale of Fund Shares is higher than Return after Taxes on Distributions for the same period due to capital losses occurring upon redemption resulting in an assumed tax deduction for shareholders.

Barclays Capital U.S. Aggregate Index represents domestic taxable investment-grade bonds with average maturities of 1 year or more.

Russell 1000(R) Index is an unmanaged price-only index of the 1,000 largest capitalized companies that are domiciled in the US and whose common stocks are traded.

The Blended Index consists of the Barclays Capital U.S. Aggregate Index (27%), Russell 1000 Growth Index (20%), Russell 1000 Value Index (20%), MSCI EAFE Index (8%), MSCI EAFE Small Cap Index (3%), Russell 2000 Index (6%), Barclays Capital Global TIPS (unhedged) (5%), MSCI Emerging Markets Free Index (3%), Credit Suisse High Yield Index (3%) and Merrill Lynch 3-month US Treasury Bill Index (5%).

Morgan Stanley Capital International Europe, Australasia and the Far East (MSCI EAFE(R)) Index is an unmanaged index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East.

Russell 2000(R) Index is an unmanaged capitalization-weighted measure of approximately 2,000 small US stocks.

Credit Suisse High Yield Index is an unmanaged trader-priced portfolio, constructed to mirror the global high-yield debt market.

Merrill Lynch 3-Month US Treasury Bill Index is an unmanaged index capturing the performance of a single issue maturing closest to, but not exceeding, three months from the re-balancing date.

--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 728-3337 or visit our Web site at www.dws-investments.com.

--------------------------------------------------------------------------------

Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The return reflects taxes only on the fund's distributions and not on a shareholder's gain or loss from selling fund shares.

Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The return reflects taxes on both the fund's distributions and a shareholder's gain or loss from selling fund shares.


The following information replaces the disclosure in the "Portfolio management" section of the fund's prospectus:

DWS Lifecycle Long Range Fund is managed by separate teams of investment professionals who develop and implement each strategy within a particular asset category which together make up the fund's overall investment strategy. Each portfolio management team has


May 1, 2009
DLLRF-3603
authority over all aspects of the fund's investment portfolio allocated to it, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of cash flows in accordance with portfolio holdings. The fund's allocation to various asset categories and strategies is determined by the asset allocation team.

DWS Lifecycle Long Range Fund

The following portfolio managers are responsible for the day-to-day management of the fund's investments, except for the fixed income (not including high yield) portion of the fund.

  Robert Wang                               Inna Okounkova
  Managing Director of Deutsche Asset       Director of Deutsche Asset Management
  Management and Portfolio Manager of       and Portfolio Manager of the fund.
  the fund.                                  o Global Asset Allocation portfolio
   o Joined Deutsche Asset Management in       manager: New York.
     1995 as portfolio manager for asset     o Joined Deutsche Asset Management
     allocation after 13 years of              in 1999 as a quantitative analyst,
     experience in trading fixed income,       becoming an associate portfolio
     foreign exchange and derivative           manager in 2001.
     products at J.P. Morgan.                o Joined the fund in 2007.
   o Global Head of Quantitative             o BS, MS, Moscow State University;
     Strategies Portfolio Management:          MBA, University of Chicago.
     New York.                              James B. Francis, CFA
   o Joined the fund in 2000.               Director of Deutsche Asset Management
   o BS, The Wharton School, University     and Portfolio Manager of the fund.
     of Pennsylvania.                        o Head of Active Quantitative Equity
  Thomas Picciochi                             Portfolio Management: New York.
  Director of Deutsche Asset Management      o Joined Deutsche Asset Management
  and Portfolio Manager of the fund.           in 2008 after 20 years of
   o Joined Deutsche Asset Management in       experience as senior quantitative
     1999, formerly serving as portfolio       global equity portfolio manager at
     manager for Absolute Return               State Street Global Advisors, and
     Strategies, after 13 years of             most recently, Northern Trust
     experience in various research and        Global Investments.
     analysis positions at State Street      o Joined the fund in 2008.
     Global Advisors, FPL Energy,            o BS in Applied Mathematics from
     Barnett Bank, Trade Finance               University of Massachusetts,
     Corporation and Reserve Financial         Amherst.
     Management.
   o Senior portfolio manager for
     Quantitative Strategies Portfolio
     Management: New York.
   o BA and MBA, University of Miami.
   o Joined the fund in 2005.



May 1, 2009
DLLRF-3603

The following AAMI portfolio manager is responsible for the day-to-day management of the fixed income (not including high yield) portion of the fund:

  J. Christopher Gagnier
  Head of Core Plus Fixed Income product
  and senior portfolio manager for
  corporate and commercial mortgages:
  Philadelphia.
   o Joined Aberdeen Asset Management
     Inc. and the fund in 2005.
   o Formerly, Managing Director of
     Deutsche Asset Management; joined
     Deutsche Asset Management in 1997
     after 17 years of experience in
     fixed income investments at
     PaineWebber and Continental Bank.
   o BS from Wharton School of Business;
     MBA from University of Chicago.



               Please Retain This Supplement for Future Reference

May 1, 2009
DLLRF-3603
                                       4

                SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS:

                                -----------------

                                     CLASS S

                          DWS Lifecycle Long Range Fund

The following information supplements similar information contained in "The Fund's Performance History" section of the prospectus:

Average Annual Total Returns (%) as of 12/31/2008

--------------------------------------------------------------------------------
                                          1 Year        5 Years      10 Years
--------------------------------------------------------------------------------
Class S
--------------------------------------------------------------------------------
  Return before Taxes                     -32.71         -1.96          0.02
--------------------------------------------------------------------------------
  Return after Taxes on Distributions     -33.43         -3.54         -1.64
--------------------------------------------------------------------------------
  Return after Taxes on Distributions     -20.65*        -1.91*         -0.50
  and Sale of Fund Shares
--------------------------------------------------------------------------------
Barclay's Capital U.S. Aggregate            5.24          4.65          5.63
Index (reflects no deductions for
fees, expenses or taxes)
--------------------------------------------------------------------------------
Russell 1000 Index (reflects no           -37.60         -2.04         -1.09
deductions for fees, expenses or
taxes)
--------------------------------------------------------------------------------
Blended Index (reflects no deductions     -25.12          1.17          2.61
for fees, expenses or taxes)
--------------------------------------------------------------------------------
Morgan Stanley Capital International      -43.38          1.66          0.80
Europe, Australasia and the Far East
(MSCI EAFE) Index (reflects no
deductions for fees, expenses or
taxes)
--------------------------------------------------------------------------------
Russell 2000 Index (reflects no           -33.79         -0.93          3.02
deductions for fees, expenses or
taxes)
--------------------------------------------------------------------------------
Credit Suisse High Yield Index            -26.17         -0.59          2.87
(reflects no deductions for fees,
expenses or taxes)
--------------------------------------------------------------------------------
Merrill Lynch 3-month US Treasury           2.06          3.25          3.45
Bill Index (reflects no deductions
for fees, expenses or taxes)
--------------------------------------------------------------------------------


May 1, 2009                                               [DWS INVESTMENTS LOGO]
DLLRF-3603S                                                  Deutsche Bank Group

On April 1, 2009, the Barclays Capital U.S. Aggregate Index, Russell 1000 Index and the Blended Index replaced the Russell 1000 Index, Russell 2000 Index, MSCI EAFE Index, Barclays Capital U.S. Aggregate Index, Credit Suisse High Yield Index and Merrill Lynch 3-month US Treasury Bill Index as the fund's benchmark indices because the Advisor believes that they better reflect the fund's investment strategy.

* Return after Taxes on Distributions and Sale of Fund Shares is higher than Return after Taxes on Distributions for the same period due to capital losses occurring upon redemption resulting in an assumed tax deduction for shareholders.

Barclays Capital U.S. Aggregate Index represents domestic taxable investment-grade bonds with average maturities of 1 year or more.

Russell 1000(R) Index is an unmanaged price-only index of the 1,000 largest capitalized companies that are domiciled in the US and whose common stocks are traded.

The Blended Index consists of the Barclays Capital U.S. Aggregate Index (27%), Russell 1000 Growth Index (20%), Russell 1000 Value Index (20%), MSCI EAFE Index (8%), MSCI EAFE Small Cap Index (3%), Russell 2000 Index (6%), Barclays Capital Global TIPS (unhedged) (5%), MSCI Emerging Markets Free Index (3%), Credit Suisse High Yield Index (3%) and Merrill Lynch 3-month US Treasury Bill Index (5%).

Morgan Stanley Capital International Europe, Australasia and the Far East (MSCI EAFE(R)) Index is an unmanaged index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East.

Russell 2000(R) Index is an unmanaged capitalization-weighted measure of approximately 2,000 small US stocks.

Credit Suisse High Yield Index is an unmanaged trader-priced portfolio, constructed to mirror the global high-yield debt market.

Merrill Lynch 3-Month US Treasury Bill Index is an unmanaged index capturing the performance of a single issue maturing closest to, but not exceeding, three months from the re-balancing date.

--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 728-3337 or visit our Web site at www.dws-investments.com.

--------------------------------------------------------------------------------

Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The return reflects taxes only on the fund's distributions and not on a shareholder's gain or loss from selling fund shares.

Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The return reflects taxes on both the fund's distributions and a shareholder's gain or loss from selling fund shares.



The following information replaces the disclosure in the "Portfolio management" section of the fund's prospectus:

DWS Lifecycle Long Range Fund is managed by separate teams of investment professionals who develop and implement each strategy within a particular asset category which together make up the fund's overall investment strategy. Each portfolio management team has


May 1, 2009
DLLRF-3603S
authority over all aspects of the fund's investment portfolio allocated to it, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of cash flows in accordance with portfolio holdings. The fund's allocation to various asset categories and strategies is determined by the asset allocation team.

DWS Lifecycle Long Range Fund
The following portfolio managers are responsible for the day-to-day management of the fund's investments, except for the fixed income (not including high yield) portion of the fund.

  Robert Wang                               Inna Okounkova
  Managing Director of Deutsche Asset       Director of Deutsche Asset Management
  Management and Portfolio Manager of       and Portfolio Manager of the fund.
  the fund.                                  o Global Asset Allocation portfolio
   o Joined Deutsche Asset Management in       manager: New York.
     1995 as portfolio manager for asset     o Joined Deutsche Asset Management
     allocation after 13 years of              in 1999 as a quantitative analyst,
     experience in trading fixed income,       becoming an associate portfolio
     foreign exchange and derivative           manager in 2001.
     products at J.P. Morgan.                o Joined the fund in 2007.
   o Global Head of Quantitative             o BS, MS, Moscow State University;
     Strategies Portfolio Management:          MBA, University of Chicago.
     New York.                              James B. Francis, CFA
   o Joined the fund in 2000.               Director of Deutsche Asset Management
   o BS, The Wharton School, University     and Portfolio Manager of the fund.
     of Pennsylvania.                        o Head of Active Quantitative Equity
  Thomas Picciochi                             Portfolio Management: New York.
  Director of Deutsche Asset Management      o Joined Deutsche Asset Management
  and Portfolio Manager of the fund.           in 2008 after 20 years of
   o Joined Deutsche Asset Management in       experience as senior quantitative
     1999, formerly serving as portfolio       global equity portfolio manager at
     manager for Absolute Return               State Street Global Advisors, and
     Strategies, after 13 years of             most recently, Northern Trust
     experience in various research and        Global Investments.
     analysis positions at State Street      o Joined the fund in 2008.
     Global Advisors, FPL Energy,            o BS in Applied Mathematics from
     Barnett Bank, Trade Finance               University of Massachusetts,
     Corporation and Reserve Financial         Amherst.
     Management.
   o Senior portfolio manager for
     Quantitative Strategies Portfolio
     Management: New York.
   o BA and MBA, University of Miami.
   o Joined the fund in 2005.


May 1, 2009
DLLRF-3603S

The following AAMI portfolio manager is responsible for the day-to-day management of the fixed income (not including high yield) portion of the fund:

  J. Christopher Gagnier
  Head of Core Plus Fixed Income product
  and senior portfolio manager for
  corporate and commercial mortgages:
  Philadelphia.
   o Joined Aberdeen Asset Management
     Inc. and the fund in 2005.
   o Formerly, Managing Director of
     Deutsche Asset Management; joined
     Deutsche Asset Management in 1997
     after 17 years of experience in
     fixed income investments at
     PaineWebber and Continental Bank.
   o BS from Wharton School of Business;
     MBA from University of Chicago.



               Please Retain This Supplement for Future Reference


May 1, 2009
DLLRF-3603S